Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 1,504,014	R$ 7,971,419
Tax loss	310,813	185,649
Negative tax basis	44,681	74,457
Provision for judicial liabilities	30,071	(55,116)
Operating provisions	(465,987)	12,331
Provisions for other losses	(9,022)	72,325
Employee benefit plans	59,970	657
Exchange rate variation	(1,568,607)	(3,941,212)
Derivative (gains) losses (“MtM”)	(1,756,416)	(2,297,143)
Business Combination - Goodwill and Fair Value Adjustments	(546,815)	(264,327)
Acquisition of subsidiaries (Note 1.2.1)	(1,033,805)
Unrealized profit on inventories	66,990	(301,417)
Provision for Inventory Losses	(47,205)	37,179
Leases	(22,386)	(65,513)
Deemed cost, accelerated depreciation, and other assets	(135,794)	155,673
Fair value of biological assets	(119,365)	(108,440)
Business Combination - Goodwill and Fair Value Adjustments	872,119
Provision of deferred taxes on results of subsidiaries abroad	(201,077)
Tax credits	19,228	22,925
Other temporary differences	22,498	4,567
Closing balance	R$ (2,976,095)	R$ 1,504,014